Note 4 - Property and Equipment: Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Details
Furniture, fixtures, and equipment	$ 0	$ 8,403
Software	221,000	0
Less: accumulated depreciation	(12,412)	(3,225)	$ (416)
Fixed assets, net	$ 208,588	5,178	7,987
Furniture, fixtures, and equipment		$ 8,403	$ 8,403